Royalty, Stream and Other Interests	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Royalty, Stream and Other Interests	Royalty, Stream and Other Interests
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953

Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970

	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

The following table summarizes the carrying values of the Company’s stream interests as at December 31, 2019:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2019	Additions	Balance – December 31, 2019	Balance – January 1, 2019	Depletion	Balance – December 31, 2019	Balance – December 31, 2019
Stream interests
Blyvoor Gold Stream	—	37,000	37,000	—	—	—	37,000
Woodlawn Silver Stream	16,000	3,000	19,000	—	(35)	(35)	18,965
Mercedes and South Arturo Silver Stream	10,086	10,000	20,086	(4,522)	(2,556)	(7,078)	13,008
Total – Stream interests	26,086	50,000	76,086	(4,522)	(2,591)	(7,113)	68,973
Acquisitions

On May 27, 2020, the Company completed the acquisitions of the Bonikro Gold Stream and the Yamana Portfolio, comprised of the RDM Gold Royalty, the Gualcamayo Gold Royalty and the Suruca Gold Royalty. The acquisitions are described in Note 6.
On July 31, 2020, the Company completed the acquisition of a net smelter return (“NSR”) royalty on the Troilus Gold Project. The Company satisfied the purchase price payable to a private vendor by issuing 5,769,231 units of the Company, comprised of one common share and one-half of a common share purchase warrant and by paying $1.9 million in cash.
On September 28, 2020, the Company completed the acquisition of Valkyrie Royalty Inc., the owner of a 0.50% to 3% NSR royalty on the Moss Gold Mine by issuing 7,399,970 common shares.
On November 19, 2020, the Company acquired all of the outstanding common shares of Coral Gold Resources Ltd. (“Coral”), the owner of a 1% to 2.25% sliding scale NSR royalty on the Robertson Project. For each common share of Coral, shareholders received 0.80 of a unit of the Company, comprised of one common share and one-half of a common share purchase warrant and $0.05 in cash.
On December 23, 2020, the Company completed the acquisition of a 0.21% NSR royalty on the Blackwater Gold Project. The Company satisfied the first tranche of the purchase price payable to a private vendor by issuing 791,854 common shares of the Company and by paying $0.9 million in cash. On January 11, 2021, the Company satisfied the second and last tranche of the purchase price by issuing 791,856 common shares of the Company and by paying $0.9 million in cash.
The acquisitions have been recorded as acquisitions of assets as the acquired assets do not constitute businesses under IFRS 3. The assets acquired were recorded at the fair value of the consideration paid and allocated to the assets and liabilities based on their estimated relative fair values. The consideration paid and the allocation to the net assets acquired are summarized as follows:

	Troilus Gold Royalty	Moss Gold Royalty	Robertson Gold Royalty	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$	$
5,769,231 common shares issued to private vendor(1)(2)	6,456	—	—	—
7,399,970 common shares issued to acquire Valkyrie Royalty Inc. (2)	—	8,906	—	—
39,994,252 common shares issued to acquire Coral Gold Resources Ltd.(2)	—	—	37,603	—
791,854 common shares issued to private vendor(2)	—	—	—	628
2,884,616 share purchase warrants issued to private vendor(1)	209	—	—	—
19,997,118 share purchase warrants issued to acquire Coral Gold Resources Ltd.(3)	—	—	2,629	—
Cash	1,869	—	1,909	861
Nomad’s transaction costs	41	366	531	30

	8,575	9,272	42,672	1,519

Net assets acquired:
Cash acquired	—	77	8,118	—
Other net assets acquired (net liabilities assumed)	—	109	(111)	—
Royalty interests	8,575	9,086	34,665	1,519

	8,575	9,272	42,672	1,519
(1)The purchase price was satisfied by the issuance of 5,769,231 units of the Company. Each unit consisted of one common share and one-half of one common share purchase warrant of Nomad. The share purchase warrants entitle the holders to purchase one common share of the Company at a price of CAD $1.75 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds CAD $2.19 for a period of 20 consecutive trading days. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.3%, average projected volatility of 49%, dividend yield of 1.3%, average expected life of warrants of 2 years for a fair value of the share options of CAD $0.10 per share purchase warrant.
(2)The fair value of the consideration paid in common shares is calculated with reference to the closing price of the Company's common shares on the TSX on the business day prior to the date of the issuance.
(3)The share purchase warrants entitle the holders to purchase one common share of the Company at a price of CAD $1.71 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds the warrants exercise price by 25% for a period of 20 consecutive trading days starting one year from the acquisition. The fair value was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.27%, average projected volatility of 49%, dividend yield of 1.63%, average expected life of warrants of 2 years for a fair value of the share options of CAD $0.17 per share purchase warrant.
A brief overview of the above assets is as follows:
Blyvoor Gold Stream
The Blyvoor Gold Stream is a gold stream interest on the Blyvoor Gold Mine in South Africa. The Blyvoor Gold Mine is owned and operated by Blyvoor Gold (Pty.) Ltd. ("Blyvoor Gold") and is in its final construction and restart phase with initial production currently expected to commence in the first half of 2021.
The following is a summary of the material terms of the Blyvoor Gold Stream:
•For the first 300,000 ounces of gold delivered under the stream, a 10% gold stream on the first 160,000 ounces of gold produced within a calendar year, then 5% stream on any additional gold produced within the calendar year;
•following delivery of the first 300,000 ounces of gold, but until the production of the first 10.32 million ounces of gold, a 0.5% stream on the first 100,000 ounces of gold produced in each calendar year; and
•the gold production at the Blyvoor Gold Mine is subject to an ongoing payment of $572 per ounce.
The Blyvoor Gold Stream is secured against the property and assets of Blyvoor Gold.
Bonikro Gold Stream
The Bonikro Gold Stream is a gold stream on the Bonikro Gold Mine located in Côte d’Ivoire. The Bonikro Gold Mine is operated by Allied Gold Corp.
The following is a summary of the material terms of the Bonikro Gold Stream:
•initially, delivery of 6% of refined gold in respect of each lot, until both (i) 650,000 ounces of refined gold have been outturned following the closing date of the stream agreement; and (ii) 39,000 ounces of refined gold have been delivered;
•thereafter, 3.5% of refined gold in respect of each lot, until both (i) 1,300,000 ounces of refined gold have been outturned; and (ii) 61,750 ounces of refined gold have been delivered;
•thereafter, 2% of refined gold in respect of each lot; and
•subject to an ongoing payment at the lesser of $400 per ounce and the gold market price on the business day immediately preceding the date of delivery.
The Bonikro Gold Stream is secured by first ranking security over all present and after acquired property of the seller and the guarantors party under the Bonikro Gold Stream agreement dated October 7, 2019.
Deliveries under the Bonikro Gold Stream were settled on a net cash basis as opposed to physical settlement until the beginning of June 2020. Since then, the Company has been receiving physical delivery of gold.
Mercedes and South Arturo Silver Stream
The Mercedes and South Arturo Silver Stream is a silver stream interest on the Mercedes Mine and South Arturo Mine, which are located in Mexico and Nevada (USA), respectively. The Mercedes Mine is wholly-owned and operated by Premier Gold Mines Limited (“Premier Gold”) while the South Arturo Mine is 60% owned by Nevada Gold Mines LLC, a joint venture between Barrick Gold Corporation and Newmont Corporation, and 40% by Premier Gold. Both mines are currently in production.
The following is a summary of the material terms of the Mercedes and South Arturo Silver Stream:
•Delivery of (i) 100% on the silver production from the Mercedes Mine and 100% on the silver production from the South Arturo Mine attributable to Premier Gold (40% attribution), until a total of 3.75 million ounces of refined silver have been delivered; and (ii) after a total of 3.75 million ounces of refined silver have been delivered, the delivery will be reduced to 30%;
•minimum annual delivery of 300,000 ounces of refined silver until the cumulative delivery of 2.1 million ounces; and
•subject to an ongoing cash purchase price equal to 20% of the prevailing silver market price.
The Mercedes and South Arturo Silver Stream is secured by, among other things, a continuing security interest and a second-ranking encumbrance.
Woodlawn Silver Stream
The Woodlawn Silver Stream is a silver stream on the Woodlawn Mine located in Australia. The Woodlawn Mine is operated by Heron Resources Limited and has been put into care and maintenance due to COVID-19 from the commissioning stage.
The following is a summary of the material terms of the Woodlawn Silver Stream Agreement:
•The stream amount on payable silver is as follows:
•80% of the number of ounces of payable silver contained in the product until 2,150,000 ounces of refined silver have been sold and delivered;
•thereafter, 40% of the number of ounces of payable silver contained in the product until 3,400,000 ounces of refined silver have been sold and delivered;
•thereafter, 25% of payable silver for the remaining life of mine after; and
•subject to an ongoing payment of 20% of the prevailing silver market price for each ounce of silver acquired.
•The stream amount on payable zinc is as follows:
•Silver stream based on payable zinc where the amount of zinc is converted to silver at a rate of 170.2 ounces of silver per metric tonne of zinc;
•zinc stream rate of 0.30% until 140 tonnes of payable zinc have been delivered, thereafter, 1.15% until 910 tonnes of payable zinc delivered (in the aggregate), thereafter, 2.25% until 4,200 tonnes of payable zinc have been delivered (in the aggregate), and thereafter, 0.75% of payable zinc for the remaining life of the mine; and
•subject to an ongoing payment of 20% of prevailing silver market price.
As part of the stream arrangement, the Company is entitled to a marketing fee equal to 0.2% fee payable on each tonne of payable lead contained in the project lead concentrates of the Woodlawn mine until such time as the fees has been paid for and in respect of 100,000 tonnes of payable lead.
The Woodlawn Silver Stream is secured by, among other things, a security interest in all of the present and after acquired property of the seller.
Blackwater Gold Royalty
The Blackwater Gold Royalty consists of a 0.21% NSR royalty on all metals and minerals produced from a specific mineral tenure which covers a portion of the Blackwater Gold Project. The Blackwater Gold Project is a development project located in central British Columbia, Canada and operated by Artemis Gold Inc.
Gualcamayo Gold Royalty
The Gualcamayo Gold Royalty consists of a NSR royalty on the Gualcamayo Mine which is located in Argentina and is currently operated by Mineros S.A. The oxides component of the Gualcamayo Mine is in production. The deep carbonates project (“DCP”) component of the mine is at the pre-feasibility study stage of development.
The details of the Gualcamayo Gold Royalty, including the DCP commercial production payment, are as follows:
•2% NSR royalty based on the production from the oxides, excluding the first 396,000 ounces of gold contained in product produced from the non-DCP component of the mine; the maximum aggregate amount payable under the Gualcamayo Gold Royalty is capped at $50 million;
•1.5% NSR royalty on production from the DCP in perpetuity; and
•DCP commercial production payment of $30 million upon commencement of the DCP commercial production whereby the Company is entitled to be paid by Mineros Chile S.A. the DCP commercial production payment within five business days of commencement of the DCP commercial production. The Gualcamayo DCP component of the mine has not declared commercial production as at December 31, 2020.
Moss Gold Royalty
The Moss Gold Royalty consists of a 0.5% to 3% NSR royalty on all metals and minerals produced from specific claims within the Moss Gold Mine as follows:
•a 1.0% NSR royalty on certain patented lode claims with no other royalty within the Moss Gold Mine;
•a 0.5% overriding NSR royalty on all production within the Moss Gold Mine derived from certain patented load claims with other royalty interests; and
•a 3% NSR royalty on any and all production derived from 63 unpatented lode claims within the Moss Gold Mine and on public lands within one mile of Moss Gold Mine’s outside perimeter of the present claim boundary.
The Moss Gold Mine is located in Arizona, U.S.A., and has been producing since 2018 by the operator Northern Vertex Mining Corp.
RDM Gold Royalty
The RDM Gold Royalty consists of a NSR royalty on the RDM Gold Mine, which is located in Brazil. The RDM Gold Mine is operated by Mineração Riacho dos Machados, a wholly-owned Brazilian subsidiary of Equinox Gold Corp. (the company resulting from the combination of Equinox Gold Corp. and Leagold Mining Corporation pursuant to an arrangement that became effective on March 10, 2020) and is currently in production.
The details of the RDM Gold Royalty are as follows:
•1% NSR royalty on the revenue related to the sale of gold;
•2% NSR royalty on the revenue related to sale of mineral products which originates in any other minerals (base metals); and
•payable on a semi-annual basis in February and August of each year.
Robertson Gold Royalty
The Robertson Gold Royalty consists of a 1.00% to 2.25% sliding scale NSR royalty on the Robertson property and is determined based on the observed gold price during each quarterly period of production based on the average LBMA Gold Price PM, as follows:

Average gold price during the quarter ($/ounce)	Applicable NSR royalty rate
Up to and including $1,200	1.00%
$1,200.01 to $1,400	1.25%
$1,400.01 to $1,600	1.50%
$1,600.01 to $1,800	1.75%
$1,800.01 to $2,000	2.00%
Over $2,000	2.25%
In the event that the Robertson property is not placed into production by December 31, 2024, then beginning on January 1, 2025, and continuing on an annual basis thereafter until the earlier of (i) the date commercial production commences and (ii) January 2, 2034, Barrick Cortez Inc. will make annual advance royalty payments of $0.5 million, which will be non-refundable and fully credited against any future obligations under the Robertson Gold Royalty.
The Robertson property is an advanced exploration project located in Nevada, USA and operated by Barrick Cortez Inc., a wholly-owned subsidiary of Barrick Gold Corporation.
Suruca Gold Royalty
The Suruca Gold Royalty consists of a 2% NSR royalty on the Suruca gold deposit upon which the Suruca Project is being developed. The Suruca Project is located in Brazil. The Suruca Project is a gold development project operated by Mineração Maracá Indústria e Comércio S.A., the owner of the Chapada Copper-Gold Mine and a subsidiary of Lundin Mining Corporation. The Suruca Project is not yet in production.
Troilus Gold Royalty
The Troilus Gold Royalty consists of a 1% NSR royalty on all metals and minerals produced from 81 mining claims and one surveyed mining lease comprising the Troilus Gold Project. The Troilus Gold Project is an advanced gold exploration project located within the Frotêt-Evans Greenstone Belt in Québec, Canada and operated by Troilus Gold Corp.